Fair Value Measurements, Derivative Instruments and Hedging Activities - Estimated Carrying and Fair Values of Financial Instrument Assets and (Liabilities) Not Measured at Fair Value on Recurring Basis (Details) - Financial Instruments Not Measured at Fair Value on a Recurring Basis - USD ($)
$ in Millions
		Nov. 30, 2015	Nov. 30, 2014
Carrying Value
Assets
Cash and cash equivalents	[1]	$ 647	$ 240
Restricted cash	[2]	7	11
Long-term other assets	[3]	119	156
Total		773	407
Liabilities
Total		8,787	9,088
Carrying Value | Fixed Rate
Liabilities
Debt	[4]	5,193	4,433
Carrying Value | Floating Rate
Liabilities
Debt	[4]	3,594	4,655
Fair Value | Level 1
Assets
Cash and cash equivalents	[1]	647	240
Restricted cash	[2]	7	11
Long-term other assets	[3]	1	1
Total		655	252
Fair Value | Level 2
Assets
Long-term other assets	[3]	87	103
Total		87	103
Liabilities
Total		9,039	9,305
Fair Value | Level 2 | Fixed Rate
Liabilities
Debt	[4]	5,450	4,743
Fair Value | Level 2 | Floating Rate
Liabilities
Debt	[4]	3,589	4,562
Fair Value | Level 3
Assets
Long-term other assets	[3]	31	49
Total		$ 31	$ 49

[1]	Cash and cash equivalents are comprised of cash on hand, and at November 30, 2015 also included a money market deposit account and time deposits. Due to their short maturities, the carrying values approximate their fair values.
[2]	Restricted cash is comprised of a money market deposit account.
[3]	At November 30, 2015 and 2014, long-term other assets were substantially all comprised of notes and other receivables. The fair values of our Level 1 and Level 2 notes and other receivables were based on estimated future cash flows discounted at appropriate market interest rates. The fair values of our Level 3 notes receivable were estimated using risk-adjusted discount rates.
[4]	Debt does not include the impact of interest rate swaps. The net difference between the fair value of our fixed rate debt and its carrying value was due to the market interest rates in existence at November 30, 2015 and 2014 being lower than the fixed interest rates on these debt obligations, including the impact of any changes in our credit ratings. At November 30, 2015 and 2014, the net difference between the fair value of our floating rate debt and its carrying value was due to the market interest rates in existence at November 30, 2015 and November 30, 2014 being slightly higher than the floating interest rates on these debt obligations, including the impact of any changes in our credit ratings. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in markets that are not sufficiently active to be Level 1 and, accordingly, are considered Level 2. The fair values of our other debt were estimated based on appropriate market interest rates being applied to this debt.